ADVANCES TO VENDORS (Details) - USD ($)	Sep. 30, 2024	Mar. 31, 2024
ADVANCES TO VENDORS
Advances to vendors for outsourcing the value-added services	$ 10,690,258	$ 8,123,120
Less: allowance for doubtful accounts	0	0
Advances to vendors, net	10,690,258	$ 8,123,120
Advances to be realized subsequently	$ 10,700,000
Percentage of advance to be realized subsequently	99.90%